INVENTORY (Tables)	12 Months Ended
Dec. 31, 2019
Inventory Disclosure [Abstract]
Schedule of Inventory, Net
Inventory is composed of the following:

	December 31,
	2019	2018

Raw materials and components	$13,296	$10,758
Work in progress	11,735	7,297
Spare parts	18,272	19,557
Finished goods	604	993

Total inventory (**)	$43,907	$38,605